Lease liabilities (Details) - Schedule of the lease liabilities - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of The Lease Liabilities [Abstract]
Balance, beginning of period			$ 2,546,160
Additions	[1],[2]	602,172		2,588,107
Interest		41,299	236,680	216,434
Lease payments		(96,000)	(2,647,669)	(258,381)
Modification of lease	[3]		(135,171)
Balance, end of period		547,471		2,546,160
Current portion		99,957		111,672
Non-current portion		447,514		2,434,488
Total lease liabilities		$ 547,471		$ 2,546,160

[1]	In April 2022, the Company entered into a lease for its head office for a term of 5 years. When measuring lease liability, the Company’s incremental borrowing rate applied was estimated to be 10% per annum.
[2]	On February 14, 2020, prior to the closing of the RTO Transaction, BIT Management, LLC, Nyam, LLC and BIT Mining International, LLC (collectively the “Sellers”, all companies controlled by the CEO of Digihost) sold to the Company leasehold improvements and equipment and transferred and assigned the lease of the 1001 East Delavan facility. As consideration, the transaction resulted in an increase in right of use assets and liabilities of $2,588,107. When measuring lease liability, the Company’s incremental borrowing rate applied was estimated to be 10% per annum.
[3]	On December 31, 2021, the Company entered into a 99-year lease for the 1001 East Delavan facility in exchange for a one-time prepayment of $2.3 million. This long-term lease is treated as a lease modification of the current lease. Refer to note 6.